Average Annual Total Returns - Class I2 - Transamerica Intermediate Bond	I2 1 Year	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	7.66%	5.04%	Mar. 24, 2017	5.59%	3.62%	4.85%	3.29%	7.51%	5.01%